Short-term Borrowings and Long-term Debt Schedule of 2014 Debt Issuances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Apr. 11, 2013	Oct. 02, 2013
Schedule of 2014 Debt Issuances [Line Items]
Proceeds	$ 5,174	$ 7,072	$ 211
Available	15,000	15,400
Total unsecured debt
Schedule of 2014 Debt Issuances [Line Items]
Proceeds	5,030	6,700
Total unsecured debt | .600% Debt Issuance, Due 2016 [Domain] [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount				1,000
Interest Rate				0.60%
Proceeds				997
Total unsecured debt | 1.130% Debt Issuance, Due 2018 [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount				1,250
Interest Rate				1.13%
Proceeds				1,244
Total unsecured debt | 2.550% Debt Issuance, Due 2023 [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount				1,750
Interest Rate				2.55%
Proceeds				1,738
Total unsecured debt | 4.000% Debt Issuance, Due 2043 [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount				1,000
Interest Rate				4.00%
Proceeds				988
Total unsecured debt | 1.950% Debt Issuance, Due 2018 [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount					1,000
Interest Rate					1.95%
Proceeds					995
Total unsecured debt | 4.750% Debt Issuance, Due 2043 [Domain]
Schedule of 2014 Debt Issuances [Line Items]
Principal Amount					750
Interest Rate					4.75%
Proceeds					$ 738